Provision - Summary (Details) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 22,116		$ 24,317
ARO acquired with Aris Acquisition			1,287
Recognized in period	57
Recognized in period			(739)
Change in assumptions	3,397		553
Settlement of provisions/Remediation payment	(780)		(627)
Accretion expense (Note 18)	2,347		1,333
Exchange difference	6,191		(4,008)
Ending balance	33,328		22,116
Less: current portion	(2,950)		(1,153)
Non-current portion	30,378		20,963
Reclamation and rehabilitation
Disclosure of other provisions [line items]
Beginning balance	9,540		8,424
ARO acquired with Aris Acquisition			1,287
Recognized in period	0
Recognized in period			0
Change in assumptions	3,182		645
Settlement of provisions/Remediation payment	(83)		(20)
Accretion expense (Note 18)	715		452
Exchange difference	2,630		(1,248)
Ending balance	15,984		9,540
Less: current portion	(2,194)		(556)
Non-current portion	13,790		8,984
Environmental fees
Disclosure of other provisions [line items]
Beginning balance	4,299		5,732
ARO acquired with Aris Acquisition			0
Recognized in period	57
Recognized in period			(739)
Change in assumptions	0		249
Settlement of provisions/Remediation payment	(79)		(45)
Accretion expense (Note 18)	86		81
Exchange difference	1,117		(979)
Ending balance	5,480		4,299
Less: current portion	(65)		(73)
Non-current portion	5,415		4,226
Health plan obligations
Disclosure of other provisions [line items]
Beginning balance	8,277		10,161
ARO acquired with Aris Acquisition			0
Recognized in period	0
Recognized in period			0
Change in assumptions	215		(341)
Settlement of provisions/Remediation payment	(618)		(562)
Accretion expense (Note 18)	1,546		800
Exchange difference	2,444		(1,781)
Ending balance	11,864	$ 45.3	8,277
Less: current portion	(691)		(524)
Non-current portion	$ 11,173		$ 7,753